Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Allowance for doubtful accounts	$ 61,750	$ 0
Bad debt expense	24,500	4,750
Raw materials	$ 465,535	$ 0
Finished goods inventory	966,021	4,804,299
Inventory reserves	$ 605,470	154,400
Lease term	5 years
Impairment goodwill	$ 3,594,745	2,889,158
Deferred revenue	235,255	0	$ 0
Impairment of Long-lived Assets	336,434	857,143
Loss on the sale of assets	569,195
Impairment of intangible assets	4,274,680
Intangible assets available for sale		716,944
Advertising costs	3,353,361	4,271,469
Valuation allowance	6,100,000
Common Stock to Additional Paid-in-Capital	$ 19,860
Additional issuance shares	38
Additional issuance shares of common stock	202,183
Accounts receivable net	$ 606,885	$ 1,125,394	$ 760,729
LuckyTail [Member]
Impairment of intangible assets	974,680
Cygnet Online, LLC [Member]
Impairment goodwill	3,594,745
Impairment of intangible assets	3,300,000
Accounts receivable net	$ 860,882
Minimum [Member]
Estimated useful lives	3 years
Maximum [Member]
Estimated useful lives	20 years